Judgments and estimation uncertainty	12 Months Ended
Dec. 31, 2025
Judgments And Estimation Uncertainty
Judgments and estimation uncertainty

4.	Judgments and estimation uncertainty

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and form assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from those estimates.

Estimates and underlying assumptions are reviewed at each period end. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Outlined below are some of the areas which require management to make significant judgments, estimates and assumptions.

(a) Functional currency

The functional currency of the Company and each of its subsidiaries is the currency of the primary economic environment in which the respective entities operate. Assessment of functional currency involves certain judgments to determine the primary economic environment and the Company reconsiders the functional currency of its entities if there is a change in events and conditions which determined the primary economic environment.

(b) Stage of exploration and development

Upon achieving technical feasibility and when commercial viability is demonstrated, capitalized exploration and evaluation assets are transferred to mineral properties and plant and equipment.

(c) Tailings inventory

The valuation of tailings inventory at the Los Santos Mine requires management to make judgments regarding the ability to reprocess the tailings inventory and the recoverability of the tungsten contained in the tailings inventory.

(d) Going concern

The assessment of the Company’s ability to continue as a going concern involves judgment regarding future funding available for its exploration projects and working capital requirements and whether there are events or conditions that may give rise to significant uncertainty. Management has concluded that no material uncertainties exist that may cast significant doubt upon the Company’s ability to continue as a going concern. Accordingly, these consolidated financial statements have been prepared on a going concern basis.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

(e) Ore reserves and mineral resources estimates

Ore reserves are estimates of the amount of ore that can be economically and legally extracted from the Company’s mining properties. The Company estimates its ore reserves and mineral resources based on information compiled by appropriately qualified persons relating to the geological data on the size, depth and shape of the ore body, and requires complex geological judgments to interpret the data. The estimation of recoverable reserves is based upon factors such as estimates of foreign exchange rates, commodity prices, future capital requirements, and production costs along with geological assumptions and judgments made in estimating the size and grade of the ore body. Changes in the ore reserve or mineral resource estimates may impact upon the carrying value of exploration and evaluation assets, mineral property, plant and equipment, provision for rehabilitation, recognition of deferred tax assets, and depreciation and amortization charges.

(f) Asset Acquisition not Constituting a Business

When an asset acquisition does not constitute a business combination, the assets and liabilities are assigned a carrying amount based on their relative fair values in an asset purchase transaction and no deferred tax will arise in relation to the acquired assets and assumed liabilities as the initial recognition exemption of deferred tax under AASB 112 applies. The acquisition of an entity that meets the concentration test (AASB 2018-6) would be accounted for as an asset acquisition not a business combination.

(g) Mine rehabilitation and restoration provision

The Company assesses its mine rehabilitation provision annually. Significant estimates and assumptions are made in determining the provision for mine rehabilitation as there are numerous factors that may affect the ultimate liability payable. These factors include estimates of the extent and costs of rehabilitation activities, technological changes, regulatory changes, cost increases as compared to the inflation rates, and changes in discount rates. These uncertainties may result in future actual expenditures differing from the amounts currently provided.

The provision at the reporting date represents management’s best estimate of the present value of the future rehabilitation costs required. Changes to estimated future costs are recognized in the consolidated statement of financial position by either increasing or decreasing the rehabilitation asset and liability. Significant assumptions related to mine rehabilitation and restoration provisions are disclosed in Note 12.

(h) Impairment of mineral property, plant and equipment and exploration and evaluation assets

The Company evaluates each asset or cash generating unit every year to determine whether there are any indications of impairment or impairment reversals. If any such indication exists, which is often judgmental, a formal estimate of the recoverable amount is performed and an impairment loss or recovery is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of an asset or cash generating group of assets is measured at the higher of fair value less costs to sell and value in use. The evaluation of asset carrying values for indications of impairment includes consideration of both external and internal sources of information, including such factors as market and economic conditions, production budgets and forecasts, and life-of-mine estimates.

When required, the determination of fair value and value in use requires management to make estimates and assumptions about expected production, sales volumes, commodity prices, mineral resources, operating costs, and future capital expenditures. The estimates and assumptions are subject to risk and uncertainty; hence, there is the possibility that changes in circumstances will alter these projections, which may impact the recoverable amount of the assets. In such circumstances, some or all of the carrying value of the assets may be further impaired or the impairment charge reduced with the impact recorded in profit or loss. Significant assumptions used in the Company’s impairment analysis are disclosed in Note 7.

Almonty Industries Inc.

Notes to the Consolidated Financial Statements

Years Ended December 31, 2025 and 2024

(in thousands of Canadian dollars unless otherwise noted, except for common share information)

(i) Mineral property title

The Company has taken steps to verify the title to the properties on which it is conducting its exploration, development and mining activities, these procedures do not guarantee the Company’s title. Property title may be subject to government licensing requirements or regulations, unrestricted prior agreements, unregistered claims, aboriginal land claims and non-compliance with regulatory and environmental requirements.

(j) Inventory

The net recoverable value of ore stock piles, WO3 in concentrate and tailings inventory is based on the quantity of recoverable metal in inventory which is an estimate based on the tonnes of ore or WO3 in concentrate, contained WO3 based on assay data, and the estimated recovery percentage based on the expected processing method. Changes in these estimates could affect the net realizable value of inventory and could result in an impairment of inventory. The net realizable value of long-term tailings inventory also requires estimates related to future sales prices.

(k) Share-based compensation

The Company measures the cost of equity-settled transactions with employees and consultants by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions required determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. The fair value of share-based compensation for stock options is determined using the Black-Scholes Option Pricing model based on estimated fair values at the date of grant. The Black-Scholes Option Pricing Model utilizes subjective assumptions such as expected price volatility, expected dividend yield and expected life of the equity instruments. Changes in these assumptions can significantly affect the fair value estimates. The fair value of share-based compensation for RSUs is determined using the closing market price on the date of grant.

(l) Fair value measurement

When the fair values of financial instruments, including estimated fair value of derivatives, recorded in the statement of financial position cannot be measured based on quoted prices in active markets, they are measured using the most appropriate valuation model, which is dependent on the terms and conditions of the transaction or instrument. The fair value of derivative and warrant liabilities is determined using the Black-Scholes Option Pricing model. Derivative and warrant liabilities are fair valued on issuance date, on exercise or conversion date and/or on the statement of financial position date. The fair value is determined using the Black-Scholes Option Pricing model. The Black-Scholes Option Pricing Model utilizes subjective assumptions such as expected price volatility, expected dividend yield and expected life of the equity instruments. Changes in these assumptions can significantly affect the fair value estimates.

(m) Income taxes

The determination of the Company’s tax expense for the period and deferred tax assets and liabilities involves significant estimation and judgment by management. In determining these amounts, management interprets tax legislation in a variety of jurisdictions and makes estimates of the expected timing of the reversal of deferred tax assets and liabilities. Management also makes estimates of future earnings, which affect the extent to which potential future tax benefits may be used.